NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended					9 Months Ended	12 Months Ended
	May 05, 2020	Feb. 08, 2019	Jun. 18, 2020	Feb. 17, 2019	Dec. 18, 2018	Oct. 31, 2018	Oct. 25, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 16, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019
Converted into common stock								$ 174,768	$ 216,150	$ 284,650	$ 246,000
Amount received	$ 135,404		$ 159,900	$ 1,125,000	$ 825,000	$ 1,400,000
Tranche One [Member]
Accrued interest charges fees and costs		$ 1,125,000					$ 1,400,000
Tranche Two [Member]
Accrued interest charges fees and costs		500,000					1,375,000
Tranche Three [Member]
Accrued interest charges fees and costs		1,650,000					550,000
Tranche Four [Member]
Accrued interest charges fees and costs							1,100,000
Disaster Relief Loan [Member]
Loan approved													$ 150,000
Illiad Research & Trading LP [Member]
Face amount		$ 3,325,000					$ 5,525,000
Fixed conversion rate		$ 0.45					$ 0.45
Accrues interest		10.00%					10.00%
Original issue discount		$ 300,000					$ 500,000
Accrued interest								$ 84,210	$ 169,641	$ 18,410		$ 83,979		$ 415,557	$ 84,144	$ 77,794
Sign N Drive Auto Mall, Inc. [Member]
Fixed conversion rate								$ .003	$ .003
Principal value								$ 1,850,000	$ 1,850,000